UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04323

Natixis Funds Trust I

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: September 30

Date of reporting period: December 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LOOMIS SAYLES CORE PLUS BOND FUND — PORTFOLIO OF INVESTMENTS

Investments as of December 31, 2007 (Unaudited)

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 97.2% of Net Assets
	Asset-Backed Securities — 3.1%
$612,108	AmeriCredit Automobile Receivables Trust, Series 2005-CF, Class A-3, 4.470%, 5/06/2010	$611,493
200,292	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A2, 3.872%, 3/25/2020	194,240
1,095,000	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 4.615%, 2/25/2035	845,039
2,190,000	Countrywide Asset-Backed Certificates, Series 2006-S4, Class A3, 5.804%, 7/25/2034(b)	1,838,475
1,090,599	Residential Asset Securities Corp., Series 2003-KS10, Class AI4, 4.470%, 3/25/2032	1,070,099
476,273	WFS Financial Owner Trust, Series 2004-4, Class A4, 3.440%, 5/17/2012	472,058

		5,031,404

	Automotive — 0.9%
955,000	Ford Motor Co., 7.450%, 7/16/2031(c)	709,087
810,000	Ford Motor Credit Co., 8.000%, 12/15/2016	688,023

		1,397,110

	Brokerage — 0.4%
625,000	Goldman Sachs Group, Inc., 5.300%, 2/14/2012	632,118

	Building Materials — 0.9%
815,000	Owens Corning, Inc., 7.000%, 12/01/2036	735,346
795,000	USG Corp., 6.300%, 11/15/2016	718,197

		1,453,543

	Data Processing & Management — 0.8%
1,180,000	Fiserv, Inc., 6.125%, 11/20/2012	1,201,003

	Diversified Financial Services — 2.0%
3,135,000	General Electric Capital Corp., Series A, (MTN), 5.625%, 9/15/2017	3,216,435

	Diversified Manufacturing — 0.7%
1,200,000	Crane Co., 6.550%, 11/15/2036	1,160,686

	Electric — 2.8%
290,000	AES Corp., 144A, 7.750%, 10/15/2015	294,350
570,000	AES Corp., 144A, 8.000%, 10/15/2017	582,825
635,000	Duke Energy Corp., Senior Note, 4.200%, 10/01/2008	631,009
950,000	Enersis SA, Chile, 7.375%, 1/15/2014(c)	1,017,040
1,325,000	Ipalco Enterprises, Inc., Senior Secured Note, 8.375%, 11/14/2008	1,348,187
590,000	Southern California Edison Co., 7.625%, 1/15/2010	626,233

		4,499,644

	Financial Services — 1.0%
735,000	HSBC Finance Corp., 7.000%, 5/15/2012	770,105
800,000	Morgan Stanley, 4.000%, 1/15/2010	786,654

		1,556,759

	Food — 0.6%
925,000	Kraft Foods, Inc., 6.875%, 2/01/2038	960,325

	Government Guaranteed — 6.1%
138,000,000	Kreditanstalt fuer Wiederaufbau, 1.850%, 9/20/2010 (JPY)	1,267,738
472,000,000	Kreditanstalt fuer Wiederaufbau, Series EMTN, 2.050%, 9/21/2009 (JPY)(c)	4,311,346
452,000,000	Oesterreichische Kontrollbank AG, 1.800%, 3/22/2010 (JPY)	4,132,255

		9,711,339

	Government Owned - No Guarantee — 0.7%
1,098,000	Pemex Project Funding Master Trust, 7.875%, 2/01/2009	1,128,661

	Healthcare — 1.1%
575,000	HCA, Inc., 7.500%, 12/15/2023	470,857
485,000	Hospira, Inc., 6.050%, 3/30/2017	487,329
670,000	Medco Health Solutions, 7.250%, 8/15/2013	733,954

		1,692,140

	Hybrid ARMs — 0.6%
957,698	JPMorgan Mortgage Trust, Series 2006-A7, Class 1A3, 5.921%, 1/25/2037(b)	961,532

	Independent Energy — 0.4%
65,000	Anadarko Petroleum Corp., 6.450%, 9/15/2036	66,192
290,000	Chesapeake Energy Corp., 6.500%, 8/15/2017	279,850
385,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	369,600

		715,642

	Media Cable — 2.7%
1,470,000	Comcast Corp., 6.950%, 8/15/2037	1,586,530
755,000	Cox Communications, Inc., 6.750%, 3/15/2011	792,036
1,085,000	CSC Holdings, Inc., Senior Note, Series B, 7.625%, 4/01/2011	1,082,287
873,000	Time Warner Cable, Inc., 6.550%, 5/01/2037	891,068

		4,351,921

LOOMIS SAYLES CORE PLUS BOND FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2007 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Metals & Mining — 1.0%
$890,000	Steel Dynamics, Inc., 144A, 7.375%, 11/01/2012	$894,450
710,000	United States Steel Corp., 6.650%, 6/01/2037	633,351

		1,527,801

	Mortgage Backed Securities — 5.0%
795,000	Banc of America Commercial Mortgage, Inc., Series 2005-6, Class A2, 5.165%, 9/10/2047(b)	797,056
850,000	Banc of America Commercial Mortgage, Inc., Series 2006-1, Class A2, 5.334%, 9/10/2045(b)	855,249
1,305,000	Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A2, 5.634%, 4/10/2049	1,323,500
1,245,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PW10, Class A2, 5.270%, 12/11/2040	1,250,889
710,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD2, Class A2, 5.408%, 1/15/2046	715,332
1,500,000	GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A, 4.751%, 7/10/2039	1,437,859
1,710,000	LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A3, 4.647%, 7/15/2030	1,680,972

		8,060,857

	Mortgage Related — 32.8%
1,996,410	FHLMC, 4.000%, 7/01/2019	1,916,622
2,263,083	FHLMC, 4.500%, 12/01/2034	2,140,162
8,418,119	FHLMC, 5.000%, with various maturities from 2018 to 2035(d)	8,276,519
7,619,540	FHLMC, 5.500%, with various maturities from 2018 to 2037(d)	7,626,941
1,917,541	FHLMC, 5.952%, 11/01/2036(b)	1,972,110
199,215	FHLMC, 6.000%, 6/01/2035	202,609
140,000,000	FNMA, 1.750%, 3/26/2008 (JPY)	1,255,531
810,636	FNMA, 4.000%, 6/01/2019	777,552
5,512,777	FNMA, 4.500%, with various maturities from 2019 to 2035(d)	5,344,077
7,038,531	FNMA, 5.500%, with various maturities from 2018 to 2036(d)	7,054,799
4,800,924	FNMA, 6.000%, with various maturities from 2016 to 2036(d)	4,885,594
1,461,988	FNMA, 6.050%, 2/01/2037(b)	1,493,761
3,978,809	FNMA, 6.500%, with various maturities from 2029 to 2037(d)	4,094,017
251,633	FNMA, 7.000%, 10/01/2030(d)	265,382
230,468	FNMA, 7.500%, with various maturities from 2024 to 2032(d)	246,028
1,029,999	GNMA, 5.500%, 2/20/2034	1,032,358
375,304	GNMA, 6.000%, 1/15/2029	385,596
741,811	GNMA, 6.500%, with various maturities from 2028 to 2032(d)	769,384
417,736	GNMA, 7.000%, with various maturities from 2025 to 2029(d)	443,621
134,361	GNMA, 7.500%, with various maturities from 2025 to 2030(d)	143,475
88,952	GNMA, 8.000%, 11/15/2029	96,249
125,785	GNMA, 8.500%, with various maturities from 2017 to 2023(d)	136,743
22,181	GNMA, 9.000%, with various maturities in 2016(d)	23,876
47,012	GNMA, 11.500%, with various maturities from 2013 to 2015(d)	54,243
1,800,000	Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A2, 5.117%, 4/10/2037	1,803,057

		52,440,306

	Non Captive Consumer — 0.5%
245,000	SLM Corp., (MTN), 5.050%, 11/14/2014	211,764
420,000	SLM Corp., (MTN), 5.625%, 8/01/2033	324,633
215,000	SLM Corp., Series A, (MTN), 5.000%, 10/01/2013	188,449
120,000	SLM Corp., Series A, (MTN), 5.000%, 6/15/2018	95,961
35,000	SLM Corp., Series A, (MTN), 5.375%, 5/15/2014	31,118

		851,925

	Non-Captive Diversified — 1.3%
1,505,000	GMAC LLC, 6.625%, 5/15/2012	1,251,132

LOOMIS SAYLES CORE PLUS BOND FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2007 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Non-Captive Diversified — continued
$930,000	GMAC LLC, 8.000%, 11/01/2031(c)	$780,154

		2,031,286

	Oil Field Services — 0.5%
750,000	Weatherford International, Ltd., 6.500%, 8/01/2036	748,983

	Paper — 1.4%
565,000	Georgia-Pacific Corp., 7.375%, 12/01/2025(c)	497,200
755,000	Georgia-Pacific Corp., 7.750%, 11/15/2029	690,825
735,000	Georgia-Pacific Corp., 8.000%, 1/15/2024	683,550
365,000	Georgia-Pacific Corp., 8.875%, 5/15/2031	352,225

		2,223,800

	Pharmaceuticals — 0.7%
1,095,000	Valeant Pharmaceuticals International, Senior Note, 7.000%, 12/15/2011	1,052,569

	Pipelines — 0.7%
1,150,000	NGPL Pipeco LLC, 144A, 6.514%, 12/15/2012	1,167,620

	Property & Casualty Insurance — 0.3%
475,000	Willis North America, Inc., 6.200%, 3/28/2017	473,955

	Real Estate Investment Trusts — 1.2%
195,000	Colonial Realty, LP, Senior Note, 4.750%, 2/01/2010	190,379
640,000	Colonial Realty, LP, Senior Note, 5.500%, 10/01/2015	580,218
1,250,000	iStar Financial, Inc., Senior Note, 6.000%, 12/15/2010	1,137,897

		1,908,494

	Sovereigns — 1.7%
296,000,000	Canadian Government, 1.900%, 3/23/2009 (JPY)	2,683,721

	Technology — 3.8%
745,000	Corning, Inc., 7.250%, 8/15/2036	810,925
540,000	Equifax, Inc., 7.000%, 7/01/2037	512,377
1,660,000	Freescale Semiconductor, Inc., 10.125%, 12/15/2016(c)	1,369,500
295,000	Nortel Networks Corp., 6.875%, 9/01/2023	233,050
920,000	Northern Telecom Capital Corp., 7.875%, 6/15/2026	754,400
1,715,000	Pitney Bowes, Inc., 5.250%, 1/15/2037	1,690,512
683,000	Xerox Corp., 6.400%, 3/15/2016	698,902

		6,069,666

	Tobacco — 0.7%
1,185,000	Reynolds American, Inc., 7.250%, 6/15/2037	1,197,656

	Treasuries — 14.8%
11,011,557	U.S. Treasury Bond, 2.375%, 1/15/2025(c)(e)	11,560,417
2,360,000	U.S. Treasury Bond, 4.250%, 11/15/2017(c)	2,401,116
3,851,000	U.S. Treasury Bond, 4.500%, 2/15/2036(c)	3,870,555
2,850,000	U.S. Treasury Bond, 4.750%, with various maturities from 2017 to 2037(c)(d)	2,992,888
1,090,000	U.S. Treasury Bond, 5.000%, 5/15/2037(c)	1,188,015
715,000	U.S. Treasury Bond, 5.375%, 2/15/2031(c)	805,548
160,000	U.S. Treasury Note, 4.375%, 8/15/2012(c)	166,975
540,000	U.S. Treasury Note, 4.625%, 11/15/2016(c)	565,524

		23,551,038

	Wireless — 2.8%
1,385,000	SK Telecom Co., Ltd., 144A, 6.625%, 7/20/2027	1,466,984
520,000	Sprint Capital Corp., 6.125%, 11/15/2008	520,644
1,105,000	Sprint Capital Corp., 6.875%, 11/15/2028	1,047,941
1,420,000	True Move Co., Ltd., 144A, 10.750%, 12/16/2013	1,434,200

		4,469,769

	Wirelines — 3.2%
935,000	Citizens Communications Co., 7.875%, 1/15/2027	890,587
1,785,000	Embarq Corp., 7.995%, 6/01/2036	1,881,097
210,000	Qwest Capital Funding, Inc., Guaranteed Note, 6.500%, 11/15/2018	177,450
850,000	Qwest Corp., 7.250%, 9/15/2025	799,000
255,000	Qwest Corp., 7.250%, 10/15/2035	239,063
1,190,000	Qwest Corp., 7.500%, 6/15/2023	1,139,425

		5,126,622

	Total Bonds and Notes (Identified Cost $155,203,219)	155,256,330

Shares
Short-Term Investments — 20.2%
29,138,125	State Street Securities Lending Quality Trust(f)	29,138,125

LOOMIS SAYLES CORE PLUS BOND FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2007 (Unaudited)

Principal Amount (‡)	Description	Value (†)
Short-Term Investments — continued
$3,063,000	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31//07 at 3.250% to be repurchased at $3,063,553 on 1/2/08, collateralized by $3,110,000 Federal Home Loan Bank, 2.750% due 3/14/08 valued at $3,125,550, including accrued interest(g)	$3,063,000

	Total Short-Term Investments (Identified Cost $32,201,125)	32,201,125

	Total Investments — 117.4% (Identified Cost $187,404,344)(a)	187,457,455
	Other assets less liabilities—(17.4)%	(27,814,009)

	Net Assets — 100%	$159,643,446

(‡)	Principal amount is in U.S. dollars unless otherwise noted.
(†)	Debt securities for which market quotations are readily available (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Future contracts are priced at their most recent settlement price. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

LOOMIS SAYLES CORE PLUS BOND FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2007 (Unaudited)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of FAS 157 will have on the Fund’s financial statements.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to TIP discount accretion. Amortization of premium on debt securities is excluded for tax purposes):

At December 31, 2007, the net unrealized depreciation on investments based on a cost of $187,760,073 for federal income tax purposes was as follows:

	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$3,015,721
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(3,318,339)

	Net unrealized depreciation	$(302,618)

At September 30, 2007, the Fund had a capital loss carryover of approximately $20,612,575 of which $20,430,847 expires on September 30, 2010 and $181,728 expires on September 30, 2014. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Variable rate security whose interest rate varies with changes in a designated base rate (such as the prime interest rate) on a specified date (such as coupon date or interest payment date). The coupon rate shown represents the rate at period end.

(c)	All or a portion of this security was on loan to brokers at December 31, 2007. The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at December 31, 2007 were $28,753,915 and $29,138,125, respectively.

(d)	The Fund’s investment in mortgage related securities of the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the schedule of investments. Separate U.S. Treasury securities that have the same coupon rate have also been aggregated for the purpose of presentation in the schedule of investments.

(e)	Treasury Inflation Protected Security (TIPS).

(f)	Represents investment of securities lending collateral.

(g)	The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund’s policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $5,840,429 or 3.7% of net assets.

LOOMIS SAYLES CORE PLUS BOND FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2007 (Unaudited)

ARMs	Adjustable Rate Mortgages
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MTN	Medium Term Note

JPY	Japanese Yen

Holdings at December 31, 2007 as a Percentage of Net Assets (Unaudited)

Mortgage Related	32.8%
Treasuries	14.8
Government Guaranteed	6.1
Mortgage Backed Securities	5.0
Technology	3.8
Wirelines	3.2
Asset-Backed Securities	3.1
Electric	2.8
Wireless	2.8
Media Cable	2.7
Diversified Financial Services	2.0
Other, less than 2% each	18.1

ITEM 2.	CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust I

By:	/s/ John T. Hailer
Name:	John T. Hailer
Title:	President and Chief Executive Officer
Date:	February 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Hailer
Name:	John T. Hailer
Title:	President and Chief Executive Officer
Date:	February 21, 2008

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	February 21, 2008